497(e)
                                                                      333-130988

AXA Equitable Life Insurance Company
SUPPLEMENT DATED JULY 21, 2008 TO THE CURRENT PROSPECTUSES FOR:

EQUI-VEST(R)                     EQUI-VEST(R) Employer Sponsored
EQUI-VEST(R) Strategies           Retirement Programs
EQUI-VEST(R) Express(SM)         Momentum(SM)
EQUI-VEST(R) At Retirement(SM)   Momentum Plus(SM)

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectuses, supplements to prospectuses and statements of additional information, (together the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.


PORTFOLIO SUB-ADVISER CHANGES -- AUGUST 1, 2008


Effective on or about August 1, 2008, AXA Equitable Life Insurance Company ("AXA Equitable"), as the Investment Manager of AXA Premier VIP Trust (the "Trust") and with the approval of the Trust's Board of Trustees, will replace certain Sub-Adviser(s) to allocated portions of certain portfolios of the Trust. The following information replaces the information for the following portfolios under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectuses.

-----------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                  Investment Manager (or Sub-Adviser(s), as
 Portfolio Name          Objective                      applicable)
-----------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP   Long-term growth of capital.   o Goodman & Co. NY Ltd.
 GROWTH                                                 o Westfield Capital Management Company, L.P.
                                                        o T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP     Long-term growth of capital.   o AllianceBernstein L.P.
 GROWTH                                                 o Franklin Advisers, Inc.
                                                        o Wellington Management Company, LLP
 -----------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP   Long-term growth of capital.   o Franklin Advisory Services, LLC
 VALUE                                                  o Lazard Asset Management LLC
                                                        o Pacific Global Investment Management
                                                          Company*
-----------------------------------------------------------------------------------------------------

* Pacific Global Investment Management Company became a Sub-Adviser to the Multimanager Small Cap Value Portfolio as of July 14, 2008.




   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable Life
 Insurance Company (AXA Equitable). EQUI-VEST(R) At Retirement(SM), EQUI-VEST(R)
      Express(SM), Momentum(SM) and Momentum Plus(SM) are service marks of
                                 AXA Equitable.


                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

NB/IF (SAR)                                                             x02162
Form # 888-07 (7/08)                                             140599 (7/08)